Income Tax Expense (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Income Tax Expense [Abstract]
Balance as of October 1	$ 3.2	$ 3.3
Increases related to prior year tax positions	0.7	0.2
Decreases related to prior year tax positions		(0.2)
Increases related to current year tax positions	0.2	0.1
Lapse of statute of limitations	(0.5)	(0.2)
Balance as of September 30	$ 3.6	$ 3.2